Housing Loans to Employees	12 Months Ended
Dec. 31, 2011
Housing Loans to Employees [Abstract]
Housing Loans to Employees

18. HOUSING LOANS TO EMPLOYEES

In June 2010, the Group entered into housing loan contracts with 10 employees, under which the Group provided interest free housing loans to the employees with the original amount of US$180 per employee. The loans were subsequently modified so that the employees are required to repay the first US$60 by installment of US$1 per month within 5 years, and repay the remaining US$120 due immediately following the signing of the loan agreements. In November 2011, the Group entered into a housing loan contract with an employee, under which the Group provided an interest-free housing loan to the employee with the original amount of US$79. These loans were guaranteed by RPL. The Group discounted the future collection of the loans with the rate the Company would charge to an employee as if the employee were to get a loan from a third party and recorded separately as current portion and non-current portion. As of December 31, 2011, housing loans to employees recorded as other current assets and other non-current assets were US$124 (2010: US$178) and US$374 (2010: US$420), respectively.